Note 14 - Other Expenses	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
14.	OTHER EXPENSES

(a)	Other operating expenses

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2017	2018	2017
Amortization of other intangible assets	$7,307	$5,439	$16,647	$13,230
Depreciation of property, plant and equipment	1,171	1,041	3,029	3,023
Bad debt expense	20,205	13,056	65,389	42,091
Share-based compensation	1,437	1,665	4,706	18,628
	$30,120	$21,201	$89,771	$76,972

(b)	Employee benefits expense

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2017	2018	2017
Wages, salaries and commissions	$67,925	$58,838	$196,452	$171,456
Benefits	3,726	7,708	20,299	20,211
	$71,651	$66,546	$216,751	$191,667